Leases - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Operating Leased Assets [Line Items]
Lease revenue	$ 996
Right of use lease assets	1,300
Lease liabilities	1,400
Lease cost	$ 394